MAJOR SALES CHANNELS	12 Months Ended
Dec. 31, 2022
Major Sales Channels
MAJOR SALES CHANNELS

14 - MAJOR SALES CHANNELS

The Company uses third-party sales channels to handle the reservations, collections, and other rental processes for most of the units. Three sales channels represented approximately 95% of total revenue during the year ended December 31, 2022, as compared to 93% for the year ended December 31, 2021. The loss of business from one or a combination of the Company’s significant sales channels, or an unexpected deterioration in their financial condition, could adversely affect the Company’s operations.